SEGMENT	6 Months Ended
Jun. 30, 2026
Segment Reporting [Abstract]
SEGMENT

3. SEGMENT

Operating segments are defined as components of an entity for which separate financial information is available and that is regularly reviewed by the Group’s chief operating decision maker (the “CODM”) in deciding how to allocate resources and assessing performance. NovaBridge operated as a single segment company during the first half of 2025. In October 2025, NovaBridge established Visara Inc. (“Visara”) and began operating as a two segment company (“oncology” and “ophthalmology”). Beginning in the six month period ending June 30, 2026 the Group renamed its oncology and ophthalmology segments to NovaBridge and Visara, respectively. The prior periods have been conformed to the new names. The Group’s Chief Executive Officer remained the CODM for the period ending June 30, 2026.

During the six months ended June 30, 2026, the Group began separately disaggregating NovaBridge research and development expense into “GIVA” and “Other oncology” as a significant segment expense category reviewed by the CODM. The Group also began presenting the cash and cash equivalents balance to be reviewed by the CODM.

The Group’s CODM is regularly provided with the following disaggregated expense information included in the consolidated statements of comprehensive loss:

	Six Months Ended, June 30
	2026			2025
	NovaBridge	Visara	Total	NovaBridge
Segment revenue	$—	$—	$—	$—
Less:
Segment research and development expenses:
Direct clinical development expenses	7,925	54	7,979	189
GIVA	7,925	—	7,925	202
Other oncology	—	—	—	(13)
Employee-related expenses	3,408	1,340	4,748	2,775
Other research and development expenses(1)	1,040	562	1,602	1,107
Segment administrative expenses(2)	23,135	3,281	26,416	8,309
Other segment items(3)	(2,832)	(45)	(2,877)	(3,726)
Segment net loss	$(32,676)	$(5,192)	$(37,868)	$(8,654)

Cash and cash equivalents	$165,464	$25,173	$190,637	$165,404

(1)
Other research and development expenses include R&D services and other R&D overhead expenses.
(2)
Segment administrative expenses includes administrative employee benefit and other overhead expenses, and professional service fees.
(3)
Other segment items include interest income, foreign currency exchange gains and losses, gains on the sale of equity securities, and amortization and depreciation expense and other overhead expenses.